Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Issued Of Capital [Member]	Advance For Future Capital Increase [Member]	Treasury shares [member]	Premium On Transfer Of Shares [Member]	Special Premium Reserve Of Subsidiary [Member]	Reserve of share-based payments [member]	Cash Flow Hedge Reserve [Member]	Post Employment Benefit [Member]	Cumulative Currency Translation Adjustment Of Subsidiaries [Member]	Effects From Changes In The Equity Investments [Member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2020	R$ 3,009,436	R$ 1,180	R$ (62,215)	R$ 17,497	R$ 83,229	R$ 106,520	R$ (1,311,076)	R$ (26,669)	R$ 564	R$ 759,812	R$ (16,985,370)	R$ (14,407,092)	R$ 640,033	R$ (13,767,059)
IfrsStatementLineItems [Line Items]
Other comprehensive income (loss), net							(392,275)	(41,524)	(468)			(434,267)	(271)	(434,538)
Other comprehensive loss, net							392,275	41,524	468			434,267	271	434,538
Loss for the year											(7,221,538)	(7,221,538)	37,734	(7,183,804)
Total comprehensive income (loss) for the year							392,275	41,524	468		(7,221,538)	(6,787,271)	38,005	(6,749,266)
Share-based payments expense						21,578						21,578	263	21,841
Stock options exercised	2,103	(1,177)										926		926
Capital increase	420,734											420,734		420,734
Treasury shares sold			867	(279)								588		588
Treasury shares transferred Transfer of Treasury Shares			19,834	(6,198)		(13,636)
Interest on shareholders’ equity distributed by Smiles													(236,992)	(236,992)
Acquisition of interest from non-controlling shareholders	606,839				744,450					(909,980)		441,309	(441,309)
Redemption of preferred shares					(744,450)							(744,450)		(744,450)
Balances on December 31, 2023 at Dec. 31, 2021	4,039,112	3	(41,514)	11,020	83,229	114,462	(918,801)	14,855	1,032	(150,168)	(24,206,908)	(21,053,678)		(21,053,678)
IfrsStatementLineItems [Line Items]
Other comprehensive income (loss), net							305,448	(17,514)	(5,341)			282,593		282,593
Other comprehensive loss, net							(305,448)	17,514	5,341			(282,593)		(282,593)
Loss for the year											(1,561,473)	(1,561,473)		(1,561,473)
Total comprehensive income (loss) for the year							305,448	(17,514)	(5,341)		(1,561,473)	(1,278,880)		(1,278,880)
Share-based payments expense						26,184						26,184		26,184
Stock options exercised	1,285	(3)										1,282		1,282
Capital increase				946,261								946,261		946,261
Treasury shares sold			37	(21)								16		16
Treasury shares transferred Transfer of Treasury Shares			2,567	(1,516)		(1,051)
Balances on December 31, 2023 at Dec. 31, 2022	4,040,397		(38,910)	955,744	83,229	139,595	(613,353)	(2,659)	(4,309)	(150,168)	(25,768,381)	(21,358,815)		(21,358,815)
IfrsStatementLineItems [Line Items]
Other comprehensive income (loss), net							252,576	(34,503)	(64,318)			153,755		153,755
Other comprehensive loss, net							(252,576)	34,503	64,318			(153,755)		(153,755)
Loss for the year											(1,222,259)	(1,222,259)		(1,222,259)
Total comprehensive loss for the year							252,576	(34,503)	(64,318)		(1,222,259)	(1,068,504)		(1,068,504)
Capital increase due to exercise of stock options (Note 25.1)	264	1,470										1,734		1,734
Stock option						8,177						8,177		8,177
Fair value impacts from transaction with controlling shareholder				(844,542)								(844,542)		(844,542)
Treasury shares transferred Transfer of Treasury Shares			37,201	(28,846)		(8,355)
Subscription warrants (Note 25.3)					94,836							94,836		94,836
Balances on December 31, 2023 at Dec. 31, 2023	R$ 4,040,661	R$ 1,470	R$ (1,709)	R$ 82,356	R$ 178,065	R$ 139,417	R$ (360,777)	R$ (37,162)	R$ (68,627)	R$ (150,168)	R$ (26,990,640)	R$ (23,167,114)		R$ (23,167,114)